CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 226,661	$ 363	$ 220,082	$ 5,090	$ 1,126
Balance (in shares) at Dec. 31, 2009		36,262,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		68,200
Exercise of common stock options	333	1	332
Stock repurchase and retirement (in shares)		(291,212)
Stock repurchase and retirement	(2,000)	(3)	(1,783)	(214)
Stock-based compensation expense	7,151		7,151
Vesting of restricted stock units and restricted stock awards (in shares)		359,013
Vesting of restricted stock units and restricted stock awards	(1,305)	4	(1,309)
Tax deficiency from stock-based compensation	(334)		(334)
Fair value adjustment of derivatives, net of income tax	0
Translation adjustments	(1,122)				(1,122)
Net income (loss)	(9,897)			(9,897)
Balance at Dec. 31, 2010	219,487	365	224,139	(5,021)	4
Balance (in shares) at Dec. 31, 2010		36,398,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		293,893
Exercise of common stock options	1,724	2	1,722
Employee stock purchase plan (in shares)		187,036
Employee stock purchase plan	977	2	975
Stock repurchase and retirement (in shares)		(323,361)
Stock repurchase and retirement	(2,230)	(3)	(1,985)	(242)
Stock-based compensation expense	5,868		5,868
Vesting of restricted stock units and restricted stock awards (in shares)		455,871
Vesting of restricted stock units and restricted stock awards	(2,219)	4	(2,223)
Tax deficiency from stock-based compensation	881		881
Fair value adjustment of derivatives, net of income tax	(380)				(380)
Translation adjustments	(1,662)				(1,662)
Net income (loss)	24,297			24,297
Balance at Dec. 31, 2011	246,743	370	229,377	19,034	(2,038)
Balance (in shares) at Dec. 31, 2011	37,012,250	37,012,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		968,206
Exercise of common stock options	7,041	10	7,031
Employee stock purchase plan (in shares)		154,934
Employee stock purchase plan	1,344	2	1,342
Stock-based compensation expense	9,558		9,558
Vesting of restricted stock units and restricted stock awards (in shares)		520,652
Vesting of restricted stock units and restricted stock awards	(5,535)	5	(5,540)
Tax deficiency from stock-based compensation	4,528		4,528
Acquisition of Apex (in shares)		14,304,528
Acquisition of Apex	225,558	143	225,415
Fair value adjustment of derivatives, net of income tax	(21)				(21)
Translation adjustments	854				854
Net income (loss)	42,653			42,653
Balance at Dec. 31, 2012	$ 532,723	$ 530	$ 471,711	$ 61,687	$ (1,205)
Balance (in shares) at Dec. 31, 2012	52,960,570	52,960,570